Employee Benefit Arrangements - Defined Benefit Plan (Details) (USD $) In Millions, unless otherwise specified			0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 14, 2012 Cognizant employee	Dec. 31, 2012 ING Americas Retirement Plan	Dec. 31, 2011 ING Americas Retirement Plan	Aug. 16, 2012 ING Americas Retirement Plan Cognizant
Defined Benefit Plan Disclosure [Line Items]
Annual credit earned by participants, percentage of eligible compensation				4.00%
Interest credit, decription of variable rate basis				30-year U.S. Treasury securities bond rate
Transition period from old formula to new formula				2 years
Decrease in benefit obligation, due to new accounting standard adoption					$ 83.6
Deferred compensation commitment	268.8	268.2
Business agreement, term of agreement			7 years
Employees that received offers of employment			1,000
Remeasurement loss						115.2
Gain (loss) recognized due to curtailments						6.9
Loss on employee transfers, before tax						$ 108.3